Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Asset-Backed Securities - 6.7%
ACM Auto Trust, 3.2300%, 4/20/29 (144A) $ 113,016 $ 112,829
American Credit Acceptance Receivables Trust, 4.1200%, 2/13/26 (144A) 2,585,693 2,568,435
Consumer Loan Underlying Bond Club Certificate Issuer Trust I, 4.7000%,
12/15/26 (144A) 1,423,015 1,417,888
Consumer Loan Underlying Bond CLUB Credit Trust, 4.4100%, 10/15/26 (144A) 1,540,719 1,533,310
FREED ABS Trust, 6.9600%, 9/20/27 (144A) 1,907,062 1,907,143
FREED ABS Trust, 1.0300%, 6/19/28 (144A) 81,518 81,329
FREED ABS Trust, 4.5000%, 8/20/29 (144A) 4,281,847 4,270,718
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 1,788,951 1,726,160
Lendingpoint Asset Securitization Trust, 1.4600%, 12/15/28 (144A) 6,333,802 6,280,125
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 542,060 537,471
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,577,257 1,445,338
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 4,716,007 4,351,227
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 1,382,547 1,336,667
Pawneee Equipment Receivables LLC, 3.8090%, 8/15/23 (144A) 432,359 432,071
Point Securitization Trust, 3.2282%, 2/25/52 (144A)
‡
2,061,350 1,950,574
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) 10,938,734 10,889,647
SoFi Consumer Loan Program Trust, 6.2100%, 4/15/31 (144A) 9,112,416 9,101,298
Tesla Auto Lease Trust, 2.3300%, 2/20/24 (144A) 2,000,000 1,989,725
Upstart Securitization Trust, 3.0140%, 11/20/30 (144A) 815,670 811,838
Upstart Securitization Trust, 0.8700%, 3/20/31 (144A) 15,533 15,488
Upstart Securitization Trust, 1.3100%, 11/20/31 (144A) 2,840,733 2,760,447
US Auto Funding, 2.2000%, 5/15/26 (144A) 7,000,000 6,761,748
Total Asset-Backed Securities (cost $62,858,456) 62,281,476
Mortgage-Backed Securities - 168.3%
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 5.5101%, 2/25/50 (144A)
‡
3,679,499 3,371,488
SOFR30A + 1.3500%, 5.6601%, 2/25/50 (144A)
‡
2,023,725 1,775,389
SOFR30A + 1.5500%, 5.8601%, 2/25/50 (144A)
‡
2,399,647 2,069,061
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
1,303,024 1,233,503
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4000%, 6.9059%, 4/25/31 (144A)
‡
139,650 139,838
ICE LIBOR USD 1 Month + 2.4500%, 6.9559%, 7/25/31 (144A)
‡
89,162 89,273
ICE LIBOR USD 1 Month + 2.1500%, 6.6559%, 9/25/31 (144A)
‡
1,278,853 1,278,853
ICE LIBOR USD 1 Month + 2.0000%, 6.5059%, 1/25/40 (144A)
‡
2,069,777 2,059,429
SOFR30A + 1.5500%, 5.8601%, 10/25/41 (144A)
‡
4,507,308 4,437,444
SOFR30A + 1.0000%, 5.3101%, 12/25/41 (144A)
‡
1,365,498 1,349,625
SOFR30A + 1.2000%, 5.5101%, 1/25/42 (144A)
‡
9,844,901 9,738,970
SOFR30A + 2.0000%, 6.3101%, 3/25/42 (144A)
‡
1,384,344 1,387,132
SOFR30A + 2.1000%, 6.4101%, 3/25/42 (144A)
‡
5,300,970 5,318,010
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
6.7090% , 7/15/38 (144A)
‡
2,928,577 2,849,452
FHLMC Gold Pools, Other
3.5000%, 8/1/42 61,793 59,615
3.5000%, 8/1/42 56,639 54,642
3.0000%, 3/1/43 3,152 2,951
3.0000%, 6/1/43 67,099 61,953
3.0000%, 11/1/43 1,084,286 1,015,804
FHLMC Multifamily Structured Credit Risk , SOFR30A + 2.0000% ,
6.3101% , 1/25/51 (144A)
‡
1,340,239 1,239,689
FHLMC STACR Debt Notes
SOFR30A + 2.3000%, 6.6101%, 8/25/33 (144A)
‡
13,990,000 14,042,964
SOFR30A + 2.6500%, 6.9601%, 7/25/42 (144A)
‡
332,823 336,217

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust
SOFR30A + 1.8000%, 6.1101%, 11/25/41 (144A)
‡
$ 12,000,000 $ 11,530,775
SOFR30A + 1.3000%, 5.6101%, 2/25/42 (144A)
‡
2,147,280 2,129,395
SOFR30A + 2.1500%, 6.4601%, 9/25/42 (144A)
‡
2,307,813 2,324,079
ICE LIBOR USD 1 Month + 5.1000%, 9.6059%, 6/25/50 (144A)
‡
1,784,193 1,873,612
SOFR30A + 2.0000%, 6.3101%, 12/25/50 (144A)
‡
1,733,698 1,729,739
SOFR30A + 1.8000%, 6.1101%, 1/25/51 (144A)
‡
1,329,246 1,307,267
FHLMC STACR Trust , ICE LIBOR USD 1 Month + 1.9500% , 6.4559% , 10/25/49
(144A)
‡
1,918,579 1,918,579
FHLMC Structured Agency Credit Risk Debt Notes , ICE LIBOR USD 1 Month +
3.6000% , 8.1059% , 4/25/24
‡
2,633,351 2,697,317
FHLMC UMBS
3.0000%, 5/1/31 102,170 98,754
2.5000%, 12/1/31 13,030 12,376
3.0000%, 9/1/32 92,858 89,766
3.0000%, 1/1/33 55,038 53,205
2.5000%, 12/1/33 439,082 417,027
2.5000%, 11/1/34 911,327 857,543
3.0000%, 3/1/43 2,740,050 2,565,820
3.5000%, 12/1/44 546,070 526,695
3.0000%, 10/1/46 2,471,312 2,320,187
3.0000%, 12/1/46 16,606 15,558
4.0000%, 3/1/47 154,191 152,847
3.0000%, 4/1/47 1,321,246 1,227,673
4.0000%, 11/1/47 417,705 415,017
3.0000%, 12/1/47 23,236 21,815
4.5000%, 8/1/48 127,295 127,621
4.0000%, 9/1/48 1,229,613 1,206,187
5.0000%, 9/1/48 82,835 84,600
4.0000%, 11/1/48 214,329 210,245
4.0000%, 12/1/48 2,646,007 2,595,594
4.5000%, 12/1/48 4,701,311 4,713,369
4.5000%, 12/1/48 375,143 376,214
4.5000%, 12/1/48 31,430 31,935
4.0000%, 5/1/49 480,006 468,851
4.0000%, 6/1/49 1,589,777 1,555,081
4.5000%, 6/1/49 173,028 173,396
4.0000%, 7/1/49 1,670,897 1,634,430
4.5000%, 7/1/49 1,538,898 1,542,170
4.5000%, 7/1/49 264,093 264,655
3.0000%, 8/1/49 2,432,215 2,259,659
3.0000%, 8/1/49 124,650 114,678
3.5000%, 8/1/49 335,752 318,754
4.5000%, 8/1/49 1,322,855 1,325,668
4.5000%, 12/1/49 351,905 352,653
4.5000%, 1/1/50 894,160 896,062
4.5000%, 1/1/50 259,633 260,185
4.5000%, 2/1/50 817,528 819,266
3.5000%, 3/1/50 412,346 388,535
4.0000%, 3/1/50 2,521,946 2,473,898
4.0000%, 6/1/50 4,189,995 4,141,737
4.5000%, 9/1/50 15,375,862 15,415,299
4.0000%, 10/1/50 762,988 746,336
3.0000%, 2/1/52 1,063,908 978,322

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
3.0000%, 3/1/52 $ 1,827,897 $ 1,680,213
4.5000%, 3/1/52 113,583 112,357
3.5000%, 4/1/52 3,141,714 2,968,124
3.5000%, 4/1/52 3,016,795 2,850,107
3.5000%, 4/1/52 1,017,004 960,620
3.5000%, 4/1/52 907,505 857,080
3.5000%, 6/1/52 13,368,486 12,690,329
3.5000%, 7/1/52 5,002,341 4,745,473
4.0000%, 7/1/52 4,463,119 4,312,797
5.5000%, 7/1/52 4,650,191 4,778,315
4.0000%, 8/1/52 5,080,155 4,912,273
4.5000%, 8/1/52 5,440,400 5,384,398
5.0000%, 8/1/52 43,320,632 44,363,062
5.0000%, 8/1/52 8,933,420 9,073,418
5.5000%, 8/1/52 4,040,622 4,151,951
4.0000%, 9/1/52 6,370,254 6,163,779
5.5000%, 9/1/52 3,747,065 3,850,306
5.0000%, 10/1/52 4,889,929 4,975,841
5.0000%, 10/1/52 148,046 150,647
5.0000%, 10/1/52 7,535,285 7,667,674
5.5000%, 11/1/52 16,936,896 17,496,781
5.0000%, 12/1/52 19,903,462 20,070,377
FHLMC, REMIC
ICE LIBOR USD 1 Month + 0.3500%, 4.8090%, 2/15/32
‡
22,975 22,917
ICE LIBOR USD 1 Month + 0.6500%, 5.1090%, 3/15/32
‡
34,049 34,044
ICE LIBOR USD 1 Month + 0.5000%, 4.9590%, 7/15/32
‡
17,999 18,097
ICE LIBOR USD 1 Month + 0.4000%, 4.8590%, 1/15/33
‡
22,338 22,161
ICE LIBOR USD 1 Month + 0.2500%, 4.7090%, 9/15/35
‡
19,340 19,236
ICE LIBOR USD 1 Month + 0.5900%, 5.0490%, 10/15/37
‡
65,768 65,046
ICE LIBOR USD 1 Month + 0.3000%, 4.7590%, 8/15/40
‡
26,981 27,032
ICE LIBOR USD 1 Month + 0.5000%, 4.9590%, 9/15/40
‡
66,090 65,525
ICE LIBOR USD 1 Month + 0.5500%, 5.0090%, 4/15/41
‡
215,495 213,425
FNMA Connecticut Avenue Securities
ICE LIBOR USD 1 Month + 4.9000%, 9.4059%, 11/25/24
‡
621,040 645,106
ICE LIBOR USD 1 Month + 4.0000%, 8.5059%, 5/25/25
‡
5,635,469 5,748,178
ICE LIBOR USD 1 Month + 5.0000%, 9.5059%, 7/25/25
‡
2,490,768 2,602,853
SOFR30A + 2.0000%, 6.3101%, 11/25/41 (144A)
‡
2,386,000 2,236,875
FNMA UMBS
2.5000%, 8/1/31 14,956 14,204
2.5000%, 10/1/31 17,189 16,325
2.5000%, 2/1/32 15,649 14,862
3.0000%, 11/1/34 66,729 64,309
3.0000%, 12/1/34 72,118 69,503
3.0000%, 1/1/43 207,155 194,053
3.0000%, 5/1/43 1,527,187 1,430,079
3.0000%, 5/1/43 1,177,468 1,107,020
3.0000%, 10/1/44 946,199 886,353
3.5000%, 12/1/45 519,671 496,836
3.0000%, 1/1/46 17,998 16,722
3.5000%, 1/1/46 48,015 45,905
3.0000%, 3/1/46 1,887,147 1,753,499
3.0000%, 9/1/46 44,509 41,679
3.0000%, 1/1/47 88,810 83,379

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.0000%, 1/1/47 $ 340,278 $ 318,641
3.0000%, 1/1/47 394,966 366,994
3.5000%, 3/1/47 455,677 435,654
4.0000%, 5/1/47 329,851 328,279
3.5000%, 7/1/47 403,991 386,239
3.5000%, 8/1/47 150,861 146,590
4.0000%, 10/1/47 1,660,378 1,629,297
3.5000%, 12/1/47 161,241 156,677
3.0000%, 2/1/48 548,620 515,788
5.0000%, 5/1/48 1,598,477 1,632,561
4.5000%, 6/1/48 1,845,255 1,849,984
3.5000%, 7/1/48 10,274,153 9,814,826
4.0000%, 7/1/48 2,043,174 2,004,247
4.0000%, 10/1/48 778,580 768,404
4.0000%, 11/1/48 2,374,818 2,329,572
4.0000%, 12/1/48 378,548 371,336
4.0000%, 2/1/49 1,372,663 1,346,511
4.0000%, 2/1/49 1,198,272 1,175,442
4.0000%, 6/1/49 317,334 310,406
4.5000%, 6/1/49 163,217 163,565
4.5000%, 7/1/49 6,490 6,504
3.0000%, 8/1/49 123,050 113,204
3.0000%, 8/1/49 116,516 107,192
4.5000%, 8/1/49 238,094 238,600
4.5000%, 8/1/49 66,543 66,685
3.0000%, 9/1/49 237,694 221,936
4.5000%, 9/1/49 245,266 245,788
4.0000%, 11/1/49 459,431 452,679
4.0000%, 11/1/49 5,122,271 5,024,680
4.5000%, 12/1/49 295,866 296,495
4.5000%, 1/1/50 8,242,714 8,263,838
4.5000%, 1/1/50 326,104 326,799
4.0000%, 3/1/50 4,055,462 3,978,196
4.0000%, 3/1/50 1,545,975 1,516,520
4.0000%, 3/1/50 7,474,986 7,377,289
3.0000%, 5/1/50 2,682,605 2,487,051
3.0000%, 9/1/50 4,847,270 4,450,385
4.0000%, 9/1/50 8,636,570 8,448,043
4.0000%, 10/1/50 8,202,714 8,082,169
4.5000%, 10/1/50 5,097,784 5,110,848
4.5000%, 12/1/50 1,650,368 1,652,350
4.0000%, 3/1/51 198,808 195,021
4.0000%, 3/1/51 20,804,152 20,350,020
4.0000%, 3/1/51 409,096 400,165
4.0000%, 10/1/51 2,913,587 2,849,987
3.0000%, 12/1/51 49,009,095 45,024,798
3.5000%, 3/1/52 5,666,292 5,380,536
3.0000%, 4/1/52 4,504,864 4,139,282
3.5000%, 4/1/52 1,302,291 1,230,316
3.5000%, 4/1/52 1,243,973 1,174,834
3.5000%, 4/1/52 3,825,596 3,614,162
3.5000%, 4/1/52 4,330,328 4,089,653
3.5000%, 4/1/52 5,532,708 5,266,008

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 4/1/52 $ 1,572,125 $ 1,484,942
4.0000%, 4/1/52 2,936,080 2,871,313
4.5000%, 4/1/52 209,653 207,390
4.5000%, 4/1/52 598,274 591,815
4.5000%, 4/1/52 460,502 455,531
4.5000%, 4/1/52 264,099 261,248
4.5000%, 4/1/52 134,996 133,301
4.5000%, 4/1/52 239,700 237,112
3.5000%, 5/1/52 24,737,595 23,537,453
3.5000%, 5/1/52 3,254,865 3,088,696
3.5000%, 5/1/52 4,245,350 4,010,059
4.5000%, 5/1/52 730,565 722,677
3.5000%, 6/1/52 23,161,594 22,023,515
3.5000%, 6/1/52 13,442,753 12,816,288
3.5000%, 6/1/52 2,389,044 2,266,335
4.0000%, 6/1/52 1,244,944 1,203,015
4.0000%, 6/1/52 4,645,770 4,489,306
3.5000%, 7/1/52 596,186 568,217
3.5000%, 7/1/52 3,367,042 3,201,597
3.5000%, 7/1/52 11,822,838 11,215,579
4.0000%, 7/1/52 1,986,024 1,919,137
4.5000%, 7/1/52 2,356,094 2,331,837
3.5000%, 8/1/52 2,911,305 2,760,866
3.5000%, 8/1/52 1,077,563 1,024,281
4.5000%, 8/1/52 22,310,560 22,080,870
5.0000%, 8/1/52 20,368,040 20,687,453
5.5000%, 8/1/52 7,605,690 7,815,289
5.0000%, 9/1/52 17,282,799 17,430,097
5.5000%, 9/1/52 14,840,865 15,150,758
5.0000%, 10/1/52 2,452,014 2,495,123
5.0000%, 10/1/52 1,096,226 1,115,499
5.5000%, 10/1/52 22,414,753 23,155,875
5.5000%, 10/1/52 23,396,225 23,814,201
4.5000%, 11/1/52 7,890,102 7,914,029
5.0000%, 11/1/52 6,192,219 6,301,085
5.0000%, 11/1/52 12,179,530 12,281,752
5.5000%, 11/1/52 5,442,673 5,622,630
5.5000%, 11/1/52 16,134,778 16,579,423
5.5000%, 11/1/52 6,299,949 6,429,359
4.5000%, 12/1/52 3,836,597 3,817,777
5.0000%, 1/1/53 11,894,578 11,994,408
FNMA, Other
3.0000%, 4/1/38 181,457 169,919
3.0000%, 9/1/42 259,283 242,884
3.0000%, 10/1/42 199,283 186,679
3.0000%, 1/1/43 343,082 321,383
3.0000%, 3/1/43 431,957 404,491
3.0000%, 5/1/43 99,705 93,365
3.0000%, 6/1/46 376,996 348,009
3.0000%, 11/1/46 78,219 72,680
3.0000%, 2/1/57 1,717,618 1,584,272
FNMA, REMIC
ICE LIBOR USD 1 Month + 0.4000%, 4.9059%, 4/25/32
‡
30,545 30,347

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, REMIC - (continued)
ICE LIBOR USD 1 Month + 0.5500%, 5.0559%, 4/25/32
‡
$ 19,210 $ 19,221
ICE LIBOR USD 1 Month + 0.5000%, 5.0059%, 9/25/33
‡
29,121 29,171
ICE LIBOR USD 1 Month + 0.3000%, 4.8059%, 10/25/35
‡
24,513 24,206
ICE LIBOR USD 1 Month + 0.3500%, 4.8559%, 4/25/36
‡
83,498 82,520
ICE LIBOR USD 1 Month + 0.5200%, 5.0259%, 9/25/37
‡
25,764 25,601
ICE LIBOR USD 1 Month + 0.4000%, 4.9059%, 9/25/40
‡
14,769 14,711
ICE LIBOR USD 1 Month + 55.0000%, 6.9442%, 10/25/40
‡
41,248 74,169
ICE LIBOR USD 1 Month + 0.4300%, 4.9359%, 11/25/40
‡
16,223 15,921
ICE LIBOR USD 1 Month + 0.4000%, 4.9059%, 9/25/42
‡
10,482 10,305
ICE LIBOR USD 1 Month + 0.3500%, 4.8559%, 10/25/42
‡
139,034 136,776
ICE LIBOR USD 1 Month + 4.0000%, 0.0000%, 11/25/42
‡
473,554 279,004
ICE LIBOR USD 1 Month + 0.5000%, 5.0059%, 2/25/43
‡
44,124 43,757
3.5000%, 1/25/61
(a)
24,106,135 4,421,699
FNMA/FHLMC UMBS, 15 Year, Single Family
3.0000%, TBA, 15 Year Maturity
(b)
11,027,503 10,573,104
3.5000%, TBA, 15 Year Maturity
(b)
39,895,329 38,926,431
4.0000%, TBA, 15 Year Maturity
(b)
36,067,500 35,835,983
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
304,637,700 266,767,578
3.0000%, TBA, 30 Year Maturity
(b)
6,544,914 5,942,383
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% ,
10.3916% , 9/25/29 (144A)
‡
1,109,388 1,029,008
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 4.8590%, 8/16/29
‡
17,467 17,512
ICE LIBOR USD 1 Month + 0.4000%, 4.8857%, 7/20/34
‡
42,328 41,865
ICE LIBOR USD 1 Month + 0.3000%, 4.7590%, 8/16/34
‡
32,568 32,112
ICE LIBOR USD 1 Month + 0.2000%, 4.6857%, 6/20/35
‡
24,530 24,051
ICE LIBOR USD 1 Month + 0.1500%, 4.6357%, 8/20/35
‡
30,705 30,046
ICE LIBOR USD 1 Month + 0.3000%, 4.7857%, 4/20/37
‡
10,329 10,155
ICE LIBOR USD 1 Month + 0.3100%, 4.7957%, 6/20/37
‡
28,352 27,904
ICE LIBOR USD 1 Month + 0.3200%, 4.8057%, 7/20/37
‡
45,426 44,607
ICE LIBOR USD 1 Month + 0.5000%, 4.9857%, 10/20/37
‡
14,526 14,369
ICE LIBOR USD 1 Month + 0.5000%, 4.9857%, 10/20/37
‡
34,878 34,152
ICE LIBOR USD 1 Month + 0.5000%, 4.9857%, 2/20/38
‡
57,560 57,094
ICE LIBOR USD 1 Month + 0.5000%, 4.9857%, 2/20/38
‡
28,424 28,204
ICE LIBOR USD 1 Month + 0.6000%, 5.0590%, 1/16/40
‡
9,549 9,509
ICE LIBOR USD 1 Month + 0.3500%, 4.8357%, 6/20/40
‡
640 634
ICE LIBOR USD 1 Month + 0.4300%, 4.8890%, 10/16/40
‡
44,129 43,717
0.0000%, 5/16/41
¤
4,497,526 3,545,084
ICE LIBOR USD 1 Month + 0.3000%, 4.7857%, 7/20/41
‡
20,382 20,203
GNMA II, 30 Year
4.5000%, 2/20/48 1,297,414 1,304,863
4.5000%, 7/20/48 311,033 310,632
4.5000%, 11/20/48 172,227 173,208
5.0000%, 1/20/49 10,218 10,381
GNMA II, 30 Year, Single Family
4.0000%, 5/20/48 293,470 288,514
4.0000%, 6/20/48 985,279 968,021
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 18,807,840
3.0000%, TBA, 30 Year Maturity
(b)
54,920,876 50,478,821
3.5000%, TBA, 30 Year Maturity
(b)
28,311,337 26,792,604
4.0000%, TBA, 30 Year Maturity
(b)
61,517,249 59,777,357
4.5000%, TBA, 30 Year Maturity
(b)
122,000,000 121,126,968

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, 30 Year, Single Family - (continued)
5.0000%, TBA, 30 Year Maturity
(b)
$ 85,500,000 $ 86,063,445
GNMA II, Other
4.0000%, 2/20/49 179,673 175,203
4.0000%, 4/20/49 157,425 153,508
JPMorgan Chase Bank NA-CHASE , ICE LIBOR USD 1 Month + 2.2500% ,
6.7559% , 10/25/57 (144A)
‡
10,306,448 10,103,152
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
606,039 546,064
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,618,709
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,088,581
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
834,606 734,450
4.0000%, 9/25/49 (144A)
‡
116,871 107,751
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
5,274,000 5,103,266
0.0000%, 8/25/46 (144A)
¤
3,230,000 3,106,599
Total Mortgage-Backed Securities (cost $1,564,117,650) 1,563,709,809
Preferred Stock - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $991,600) 40,000 846,400
Investment Companies - 3.6%
Money Market Funds - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
£,∞
(cost $33,543,453) 33,539,118 33,545,826
Total Investments (total cost $1,661,511,159 ) - 178.7% 1,660,383,511
Liabilities, net of Cash, Receivables and Other Assets - (78.7%) (731,106,409)
Net Assets - 100.0% $929,277,102
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,660,383,511 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (48.3)%
Mortgage-Backed Securities - (48.3)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
(b)
$ (56,743,599) $ (53,253,697)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(111,850,449) (107,957,494)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(168,232,382) (166,135,197)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(90,426,697) (90,755,850)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(30,026,526) (30,501,846)
Total Securities Sold Short (proceeds $443,329,156) $ (448,604,084)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (448,604,084) 100.0%
$– – %

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2023

Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investment Company - 3.6%
Money Market Funds - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 241,453 $ (1,344) $ 2,373 $ 33,545,826
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
59
Δ
– – –
Total Affiliated Investments - 3.6% $ 241,512 $ (1,344) $ 2,373 $ 33,545,826
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investment Company - 3.6%
Money Market Funds - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 7,789,100 $ 267,374,938 $ (241,619,185) $ 33,545,826
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.0191%
∞
– 72,508 (72,508) –
Total Affiliated Investments - 3.6% $ 7,789,100 $ 267,447,446 $ (241,691,693) $ 33,545,826
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Ultra Bonds 124 3/22/23 $ 15,029,188 $ 178,101
U.S. Treasury Ultra Bonds 113 3/22/23 16,017,750 631,705
Total - Futures Long 809,806
Futures Short:
U.S. Treasury 10 Year Notes 471 3/22/23 (53,936,859) 130,886
U.S. Treasury 2 Year Notes 169 3/31/23 (34,754,586) (117,668)
Total - Futures Short 13,218
Total $823,024
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/27 $ 36,450,000 $ (494,520) $ (142,077) $ (636,597)
Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2023
Futures contracts:
Average notional amount of contracts - long $28,704,188
Average notional amount of contracts - short 52,685,128
Credit default swaps:
Average notional amount - buy protection 60,016,667

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2023.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $164,485,714 which represents 17.7% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 62,281,476 $ —
Mortgage-Backed Securities — 1,563,709,809 —
Preferred Stock 846,400 — —
Investment Companies — 33,545,826 —
Total Investments in Securities $ 846,400 $ 1,659,537,111 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 940,692 $ — $ —
Total Assets $ 1,787,092 $ 1,659,537,111 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 448,604,084 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 636,598 $ —
Futures Contracts 117,668 — —
Total Liabilities $ 117,668 $ 449,240,682 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70334 03-23